COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2023	Dec. 31, 2025
Vesting period		4 years
Indemnification agreement limit as a percentage of shareholders' equity		25.00%
Amount of net equity of indemnification		$ 3,000,000
Penalty amount	$ 600,000